Investment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Investment [Abstract]
Schedule of Investment
Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Guangzhou Silicon Technology Co., Ltd.	Established in the PRC on September 8, 2015	Registered and issued capital of RMB5,000,000	20%	Development, sale and provision of software solutions

Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Guangzhou Silicon Technology Co., Ltd.	Established in the PRC on September 8, 2015	Registered and issued capital of RMB5,000,000	20%	Development, sale and provision of software solutions

Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Guangzhou Silicon Technology Co., Ltd.	Established in the PRC on September 8, 2015	Registered and issued capital of RMB5,000,000	20%	Development, sale and provision of software solutions